General (Narratives) (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 19, 2011 Nera Telecommunications Ltd. [Member]	Dec. 31, 2011 Nera Networks [Member]	Jan. 19, 2011 Nera Networks [Member]	Dec. 31, 2010 Nera Networks [Member]	Mar. 31, 2013 Credit Agreement [Member]
General [Line Items]
Escrow deposit					$ 10,000,000
Period of time that money is in escrow					18 months
Consideration for all shares					57,175,000
Long-term debt	26,768,000				35,000,000
Non-compete agreement			3 years
Trademark purchase agreement term			2 years
Acquisitions costs				4,919,000		775,000
Restructuring costs	4,608,000	7,834,000		7,834,000
Restructuring reserve	3,712,000			1,330,000
Maximum borrowing capacity under the credit agreement	$ 40,000,000						$ 113,700,000